Other assets (Tables)	12 Months Ended
Dec. 31, 2022
Other assets.
Schedule of other assets

Skr mn	Dec 31, 2022	Dec 31, 2021
Claim against the State for CIRR-loans and concessionary loans	17	7,208
Cash receivables, funding operations	201	191
Other	67	52
Total	285	7,451